Summary of Significant Accounting Policies - Schedule of Depreciation Accounted for on Plant Property and Equipment (Details)	Dec. 31, 2024
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Office equipment and other [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years